Material accounting policies (Details 1)	12 Months Ended
Mar. 31, 2026
Computer software [member] | Bottom of range [member]
Statements [Line Items]
Amortisation method, intangible assets other than goodwill	1
Computer software [member] | Top of range [member]
Statements [Line Items]
Amortisation method, intangible assets other than goodwill	3
Cable Capacity [member]
Statements [Line Items]
Amortisation method, intangible assets other than goodwill	12
Other intangible assets [member] | Bottom of range [member]
Statements [Line Items]
Amortisation method, intangible assets other than goodwill	3
Other intangible assets [member] | Top of range [member]
Statements [Line Items]
Amortisation method, intangible assets other than goodwill	5